Note 5 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the six months ended 6/30/13	For the period from March 3, 2011 (inception) to 6/30/13
Current tax provision:
Federal
Taxable income	$0	$0

Total current tax provision	$0	$0

Deferred tax provision:
Federal
Loss carryforwards	$27,230	$63,478
Change in valuation allowance	(27,230)	(63,478)

Total deferred tax provision	$0	$0